Fair Value of Financial Information - Schedule of Available-for-sale Fixed-Income Securities (Details) - Fixed-income securities - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
1 year - 5 years	$ 1
5 years - 10 years	1
Greater than 10 years	1
Total	$ 3	$ 35